ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Class of Stock [Line Items]
Total dividends paid	¥ 50,209	¥ 55,704
Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	120	91
Effective Date | Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	¥ 120	¥ 122